Leases (Details) - Schedule of Operating Lease Liabilities - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Successor [Member]
Leases (Details) - Schedule of Operating Lease Liabilities [Line Items]
Right-of-use assets, net	$ 1,652,614
Operating lease liabilities, current	931,023
Operating lease liabilities, non-current	771,525
Total operating lease liabilities	$ 1,702,548
Weighted-average remaining lease term of operating leases (in years)	2 years
Weighted-average discount rate for operating leases	9.60%
Predecessor [Member]
Leases (Details) - Schedule of Operating Lease Liabilities [Line Items]
Right-of-use assets, net		$ 2,189,565
Operating lease liabilities, current		769,092
Operating lease liabilities, non-current		1,575,499
Total operating lease liabilities		$ 2,344,591
Weighted-average remaining lease term of operating leases (in years)		2 years 9 months
Weighted-average discount rate for operating leases		9.60%